6. PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Premises and equipment
	September 30,
	2012	2011

Land	$11,674	$10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)

	$29,504	$26,415

Future minimum rent commitments
2013	$ 109
2014	109
2015	75
2016	41
2017	21
$ 355